Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (6,697)	$ (6,804)
Lease liability	(1,043)	(1,016)
Cash and cash equivalents	775	1,039	$ 895	$ 875
Pledged deposits	6	0
Net cash (debt) including derivatives related to debt	(5,956)	(5,799)
Trade payables (excluding accruals)	(26)	(17)
Trade receivables	443	379
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(6,744)	(6,875)
Lease liability	(1,043)	(1,016)
Cash and cash equivalents	775	1,039
Derivative and vendor financing	(58)	(34)
Pledged deposits	6
Net cash (debt) including derivatives related to debt	(6,999)	(6,814)
Future interest commitments related to debt and financing	(1,791)	(1,877)
Future interest commitments related to leases	(502)	(531)
Trade payables (excluding accruals)	(582)	(689)
Other financial liabilities (including accruals)	(957)	(867)
Trade receivables	443	379
Other financial assets	302	303
Net financial liabilities	$ (10,086)	$ (10,095)
Liquidity risk | Commercial Banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	24.00%	23.00%
Liquidity risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	61.00%	64.00%
Liquidity risk | Finance lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	13.00%	13.00%
Liquidity risk | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 66	$ 71
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(203)	(181)
Lease liability	(189)	(163)
Cash and cash equivalents	775	1,039
Derivative and vendor financing	(12)	0
Pledged deposits	5
Net cash (debt) including derivatives related to debt	377	697
Future interest commitments related to debt and financing	(427)	(416)
Future interest commitments related to leases	(108)	(106)
Trade payables (excluding accruals)	(582)	(689)
Other financial liabilities (including accruals)	(957)	(867)
Trade receivables	443	379
Other financial assets	224	232
Net financial liabilities	(1,031)	(770)
Liquidity risk | Less than 1 year | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	1	1
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,309)	(2,880)
Lease liability	(498)	(478)
Cash and cash equivalents	0	0
Derivative and vendor financing	(46)	(34)
Pledged deposits	0
Net cash (debt) including derivatives related to debt	(3,829)	(3,370)
Future interest commitments related to debt and financing	(1,270)	(1,349)
Future interest commitments related to leases	(286)	(290)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Trade receivables	0	0
Other financial assets	78	71
Net financial liabilities	(5,306)	(4,938)
Liquidity risk | 1 to 5 years | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	24	23
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,232)	(3,813)
Lease liability	(355)	(374)
Cash and cash equivalents	0	0
Derivative and vendor financing	0	0
Pledged deposits	0
Net cash (debt) including derivatives related to debt	(3,547)	(4,141)
Future interest commitments related to debt and financing	(93)	(111)
Future interest commitments related to leases	(108)	(135)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Trade receivables	0	0
Other financial assets	0	0
Net financial liabilities	(3,748)	(4,387)
Liquidity risk | Greater than 5 years | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	41	47
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(6,678)	(6,804)
Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(18)
Interest rate risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(202)	(180)
Interest rate risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (3,191)	$ (3,766)